Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	Debt
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2022 and 2021 was comprised as follows (in thousands):

		December 31, 2022		December 31, 2021
	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior notes due 2029	$500,000	$497,073	$462,521	$496,620	$561,099
Senior notes due 2026	€750,000	794,368	721,807	843,950	882,126
Junior subordinated notes due 2050	$500,000	494,638	428,250	494,445	526,522
Capital efficient notes due 2066	$61,924	61,924	54,247	62,484	55,248
Debt		$1,848,003	$1,666,825	$1,897,499	$2,024,995
Senior notes due 2029
In June 2019, PartnerRe Finance B LLC, an indirect wholly-owned financing subsidiary of the Company, issued $500 million aggregate principal amount of 3.700% senior notes at a price of 99.783% of the principal amount. The net proceeds of the issuance, after consideration of the offering discount and underwriting expenses and commissions, totaled $496 million. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption requiring the payment of a make-whole premium. Commencing on January 2, 2020, interest on these notes is payable semi-annually at an annual fixed rate of 3.700%. Unless previously redeemed, the notes mature on July 2, 2029. These senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC and PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these senior notes. PartnerRe Ltd.’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Senior notes due 2026
In September 2016, PartnerRe Ireland Finance DAC, an indirect wholly-owned financing subsidiary of the Company, issued €750 million aggregate principal amount of 1.250% senior notes at a price of 99.144% of the principal amount, which are listed in the main securities market of the Irish Stock Exchange. Interest is payable annually commencing on September 15, 2017. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time. Unless previously redeemed, the notes mature on September 15, 2026. These senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under these senior notes. PartnerRe Ltd.’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Junior subordinated notes due 2050
In September 2020, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 4.500% fixed-rate reset junior subordinated notes at par. The net proceeds of the issuance, after consideration of the underwriting expenses, commissions and other expenses, totaled $494 million. Commencing on April 1, 2021, interest on these notes is payable semi-annually at an annual fixed rate of 4.500% until the first reset date on October 1, 2030. From the first reset date, and resetting every five years thereafter, the notes will bear interest at an annual rate equal to the five-year treasury rate plus 3.815%. These junior subordinated notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption outside of a par call period requiring the payment of a make-whole premium. Par call periods occur between April 1 and October 1 in each year in which the interest rate resets. Early redemption prior to October 1, 2025 is subject to the Bermuda Monetary Authority's approval. Unless previously redeemed, the notes mature on October 1, 2050. These notes are ranked as unsecured junior subordinated obligations, and will rank junior in right of payment to all outstanding and future senior indebtedness of PartnerRe Finance B LLC. PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these junior subordinated notes. PartnerRe Ltd.’s obligations under this guarantee are unsecured junior subordinated obligations and rank junior in right of payment to all its outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.
Capital efficient notes due 2066
In November 2006, PartnerRe Finance II Inc., an indirect wholly-owned financing subsidiary of the Company, issued Fixed-to-Floating Rate Junior Subordinated Capital Efficient Notes (CENts) with a principal amount of $250 million. In March 2009, $187 million of the principal amount was extinguished, with an additional $900 thousand of the principal amount extinguished in June 2019 and $560 thousand in December 2022. As a result, the remaining aggregate principal amount of the CENts as at December 31,
2022 and 2021 was $62 million. Interest on the CENts is payable quarterly at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. Since December 1, 2016, PartnerRe Finance II Inc. has had the right to defer one or more interest payments for up to ten years to December 1, 2026. The CENts are currently redeemable at the option of the issuer, in whole or in part, and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. related to these junior subordinated notes. PartnerRe Ltd.’s obligations under this guarantee are unsecured junior subordinated obligations and rank junior in right of payment to all its outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.